Taxation - Additional Information (Detail) ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2018	Sep. 30, 2018	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Line Items]
Value added tax rate			6.00%	6.00%	6.00%
Income tax rate percentage			25.00%	25.00%	25.00%			25.00%
Effect of different tax rates available to different jurisdictions			3.40%	(0.70%)	(1.60%)
Unrecognized tax benefits									¥ 0	¥ 0
Inland Revenue, Singapore (IRAS) [Member] | Four Years From Two Thousand And Eight [Member]
Income Tax Disclosure [Line Items]
Period for which under paid taxes may be recovered			4 years
Inland Revenue, Singapore (IRAS) [Member] | Tax Year 2019 [Member]
Income Tax Disclosure [Line Items]
Open tax year			2019
Inland Revenue, Singapore (IRAS) [Member] | Tax Year 2022 [Member]
Income Tax Disclosure [Line Items]
Open tax year			2022
Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage				12.50%	12.50%	12.50%
Reduction in tax rate for stated period following the exemption period			50.00%	50.00%	50.00%	50.00%
High and New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate			15.00%	15.00%	15.00%	15.00%	15.00%
Key National Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage						10.00%
Encouraged Industrial Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate			15.00%
HONG KONG
Income Tax Disclosure [Line Items]
Income tax rate percentage			16.50%
Profits earned by the Company's subsidiaries | $			$ 2	$ 2	$ 2
CHINA
Income Tax Disclosure [Line Items]
Income tax rate percentage			25.00%
Percentage of research and development expenses entitled to claim by enterprise		50.00%	75.00%
PRC withholding tax rate			10.00%
Undistributed earnings of subsidiaries									2,858,529	¥ 3,214,868
Net tax operating losses from PRC subsidiaries									864,801
CHINA | Minimum [Member]
Income Tax Disclosure [Line Items]
Net tax operating losses expiration year			Dec. 31, 2023
CHINA | Maximum [Member]
Income Tax Disclosure [Line Items]
Net tax operating losses expiration year			Dec. 31, 2032
CHINA | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Exemption period for income tax			2 years
Reduction in tax rate for stated period following the exemption period					15.00%
CHINA | High and New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Exemption period for income tax			3 years
Preferential tax rate	15.00%
CHINA | Variable Interest Entity (VIE) [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage			25.00%
CHINA | Encouraged Industrial Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate					15.00%
SINGAPORE
Income Tax Disclosure [Line Items]
Effect of different tax rates available to different jurisdictions			17.00%	17.00%	17.00%
Accumulated operating loss carryforwards not subject to expiration									¥ 892,447
Inland Revenue, Hong Kong [Member]
Income Tax Disclosure [Line Items]
Minimum ownership percentage to be held by foreign investors, description			if the immediate holding company in Hong Kong is the beneficial owner of the FIE and owns directly at least 25% of the shares of the FIE
PRC withholding tax rate			5.00%
CAYMAN ISLANDS
Income Tax Disclosure [Line Items]
Effect of different tax rates available to different jurisdictions			0.00%	0.00%	0.00%